SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SEGMENTED INFORMATION [Text Block]
12.	SEGMENTED INFORMATION

The Company’s operations are in one segment: the acquisition, exploration, and future development of resource properties. All interest income is earned in Canada. All assets are held in Canada.